Convertible Redeemable Preferred Shares and Warrants - Schedule of Roll forward of Carrying Amounts of Preferred Shares (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Series A Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Beginning balance	¥ 22,174	¥ 22,174
Conversion to ordinary shares	(22,174)
Ending balance		22,174
Series A-1 Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Beginning balance	141,633
Issuance of Preferred Shares - Fair value of warrants at exercise date		68,065
Issuance of Preferred Shares - Proceeds from exercise of warrants		73,568
Conversion to ordinary shares	¥ (141,633)
Ending balance		¥ 141,633